 FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

November 3, 2008

Filed Via EDGAR (CIK #0000038778)
Securities and Exchange Commission
Judiciary Plaza
100 Fifth Street, N.E.
Washington, D.C. 20549

     RE:  FRANKLIN MONEY FUND

          File Nos. 002-55029 and 811-02605

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 41  to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 27, 2008.

Sincerely yours,

FRANKLIN MONEY FUND

/s/ David P. Goss
David P. Goss
Vice President

DPG:ac